Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Licenses	Activity related to TDS' Licenses is presented below.

	U.S. Cellular	Wireline	Cable	Total
(Dollars in millions)
Balance at December 31, 2017	$2,227	$2	$3	$2,232
Acquisitions	8	—	—	8
Transferred to Assets held for sale	(51)	—	—	(51)
Divestitures	(11)	—	—	(11)
Exchanges - Licenses received	18	—	—	18
Exchanges - Licenses surrendered	(1)	—	—	(1)
Balance at December 31, 2018	2,190	2	3	2,195
Acquisitions	267	—	—	267
Divestitures	(10)	—	—	(10)
Exchanges - Licenses received	26	—	—	26
Exchanges - Licenses surrendered	—	—	—	—
Capitalized interest	2	—	—	2
Balance at December 31, 2019	$2,475	$2	$3	$2,480

Schedule of Goodwill
Activity related to TDS' Goodwill is presented below.

	Wireline[1]	Cable	Total
(Dollars in millions)
Balance at December 31, 2017	$409	$100	$509
Other	—	—	—
Balance at December 31, 2018	409	100	509
Acquisitions	—	38	38
Balance at December 31, 2019	$409	$138	$547

[1]
Accumulated impairment losses in prior periods were $29 million for Wireline.

Schedule of Other intangible Assets
Activity related to TDS' Other intangible assets is presented below.

	December 31, 2019			December 31, 2018
	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
(Dollars in millions)
Franchise rights	$255	$(34)	$221	$255	$(17)	$238
Customer lists and Trade name	151	(133)	18	166	(151)	15
Total	$406	$(167)	$239	$421	$(168)	$253